Long-term investments - Several other equity method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2021
Schedule of Equity Method Investments [Line Items]
Share of loss/(income) on equity method investments					¥ (854)	$ (134)	¥ 18,879	¥ 3,928
Zi Jun.
Schedule of Equity Method Investments [Line Items]
Equity interest transfer agreement to acquire	6.67%	6.67%	13.33%	13.33%
Several other equity method investments
Schedule of Equity Method Investments [Line Items]
Share of loss/(income) on equity method investments					265	42	151	75
Sunwah Ocean Co., Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investee, ownership percentage									49.00%
Equity Method Investment, Ownership Interest Held By Third Party									51.00%
Share of loss/(income) on equity method investments					¥ 895	$ 140	0
Zi Jun.
Schedule of Equity Method Investments [Line Items]
Equity method investee, ownership percentage	60.00%	60.00%	53.33%	53.33%
Share of loss/(income) on equity method investments							¥ 17,426	¥ 0
Cash consideration	¥ 89	$ 14	¥ 200	$ 31
Equity method investment
Schedule of Equity Method Investments [Line Items]
Equity method investee, ownership percentage							40.00%
Alnilam.
Schedule of Equity Method Investments [Line Items]
Equity method investee, ownership percentage					40.00%	40.00%	40.00%
Share of loss/(income) on equity method investments							¥ 1,302